FEDERAL FUNDS, SECURITIES BORROWED, LOANED AND SUBJECT TO REPURCHASE AGREEMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Federal funds sold	$ 25	$ 0
Securities purchased under agreements to resell	119,777	123,979
Deposits paid for securities borrowed	99,873	118,591
Total	219,675	242,570
Federal funds purchased	189	334
Securities sold under agreements to repurchase	131,650	147,204
Deposits received for securities loaned	14,657	25,900
Total	$ 146,496	$ 173,438